WARRANTS (Tables)	6 Months Ended
Jun. 30, 2023
Warrants
Schedule of warrant activity

# of Warrants
Balance, December 31, 2022	2,376,933

Warrants granted	20,879
Warrants exercised	–
Warrants expired	–

Balance, June 30, 2023	2,397,812

Exercisable, June 30, 2023	2,397,812